Investment in Associate Company - Summary of Financial Information Before Intragroup Eliminations (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current asset	$ 24,129,992	$ 60,878,427
Current liabilities	(13,114,904)	(23,164,238)
Equity/(Capital deficiency)	(13,286,931)	8,365,220	$ 57,303,743	$ (10,152,284)
Jaguahr Therapeutics Pte.Ltd
Disclosure of subsidiaries [line items]
Current asset	192,641	54,906
Current liabilities	(543,278)	(30,371)
Equity/(Capital deficiency)	$ (350,637)	$ 24,535